Stockholders' Equity - Restricted Stock and Restricted Stock Units (FY) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock
Restricted Stock and Restricted Stock Units
Number of shares issued (shares)	1,061,175	300,450	612,950	156,184
Value of shares issued	$ 973,000	$ 478,000	$ 877,700	$ 512,300
Weighted average estimated fair value	$ 0.92	$ 1.59	$ 1.43	$ 3.28
Restricted Stock | Minimum
Restricted Stock and Restricted Stock Units
Vesting terms (in years)	1 year		1 year
Restricted Stock | Maximum
Restricted Stock and Restricted Stock Units
Vesting terms (in years)	4 years		4 years
Restricted Stock Units
Restricted Stock and Restricted Stock Units
Number of shares issued (shares)	1,379,860	458,245	458,245	325,853
Value of shares issued	$ 1,265,000	$ 729,000	$ 728,600	$ 863,000.0
Weighted average estimated fair value			$ 1.59	$ 2.65
Vesting terms (in years)	1 year		1 year